Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments under Operating Agreements
2016	$20,417
2017	14,386
2018	6,463
2019	6,309
2020 and after	7,465

$55,040

Future Minimum Lease Payments under Other Commitments
2016	$26,644
2017	26,644
2018	22,269
2019	11,644
2020	10,673
2021 and after	5,660

$103,534